REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
REVENUE [Line Items]
Revenue

Note 2. Revenue

The Company disaggregates its revenue from contracts with customers by country of domicile based on the shipping location of the customer. Total revenue disaggregated by country of domicile is as follows (dollars in thousands):

	Six Months Ended June 30,
	2021		2020
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by country of domicile:
United States	$256	19%	$341	42%
Japan	875	66%	181	22%
Other	202	15%	288	36%
Total	$1,333	100%	$810	100%

As of June 30, 2021 and December 31, 2020, the Company had $2,000 and $44,000, respectively, of contract liabilities included in accrued expenses and other current liabilities and no contract assets.

Note 2. Revenue

The Company disaggregates its revenue from contracts with customers by country of domicile based on the shipping location of the customer. Total revenue disaggregated by country of domicile is as follows (dollars in thousands):

	Year Ended December 31,
	2020		2019
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by country of domicile:
United States	$712	35%	$1,522	37%
Japan	547	27%	1,898	46%
Other	747	38%	712	17%
Total	$2,006	100%	$4,132	100%

As of December 31, 2020, the Company had $44,000 of contract liabilities included in accrued expenses and other current liabilities and no contract assets. As of December 31, 2019, the Company had no contract assets or contract liabilities.